Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net
7.	Property and equipment, net

Property and equipment, net, consists of the following:

	As of December 31,
	2023 (RMB)	2024 (RMB)
Machinery and equipment	44,721	42,350
Office equipment	3,221	3,158
Vehicles	713	713
Leasehold improvements	–	1,337
Total cost	48,655	47,558
Less: Accumulated depreciation	(24,214)	(30,899)
Less: Amortization of leasehold improvements	–	(62)
Property and equipment, net	24,441	16,597

(1)	The balance includes community access control equipment that has been installed but not yet sold.
(2)	Depreciation expense was RMB 9,025 thousand, RMB 9,183 thousand and RMB 8,696 thousand for the years ended December 31, 2022, 2023 and 2024, respectively. Amortization of leasehold improvements was RMB 62 thousand for the year ended December 31, 2024.